Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments Abstract
Financial Instruments
8.	Financial Instruments
Derivative Instruments
The Partnership has entered into fourteen interest rate swap agreements in order to mitigate the exposure from interest rate fluctuations. The Partnership under its $370,000 credit facility has swapped the amount of $366,500 and under its $350,000 credit facility, the amount of $107,500.

All derivatives are carried at fair value on the consolidated balance sheet at each period end. Balances as of December 31, 2011 and 2010 are as follows:

	December 31, 2011		December 31, 2010
	Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$(8,255)	$(8,255)	—	—

Long-term liabilities	$(4,422)	$(4,422)	$(32,505)	$(32,505)

	$(12,677)	$(12,677)	$(32,505)	$(32,505)

Tabular disclosure of financial instruments is as follows:

Liability derivatives
Balance sheet location	As of December 31, 2011 Fair value	As of December 31, 2010 Fair value
Derivatives designated as hedging instruments - effective hedges
Financial instruments long-term liabilities.	$4,422	$32,505
Financial instruments short-term liabilities.	$839	—

Total derivatives not designated as hedging instruments - ineffective hedges
Financial instruments short-term liabilities.	$7,416	—

Total Derivatives	$12,677	$32,505

The table below shows the effective portion of the Partnership's derivatives recognized in Other Comprehensive Income (“OCI”), the realized losses from net interest rate settlements transferred from OCI into the Partnership's statements of income and the amounts recognized in income arising from the ineffective interest rate swap agreements, for the years ended December 31, 2011, 2010 and 2009, respectively:

Derivatives for cash flow hedging relationships	Amount of Loss Recognized in OCI on Derivative (Effective Portion)			Location of Gain/(loss) Reclassified into Income (Effective Portion)	Amount of Loss Reclassified from OCI into Income (Effective Portion)			Amount of Gain Remaining in OCI on Derivative (Effective Portion)			Location of Gain/(loss) Recognized in income (ineffective portion)	Amount of Gain/ (Loss) recognized in income
	2011	2010	2009		2011	2010	2009	2011	2010	2009		2011	2010	2009
Interest rate swaps	(4,234)	(17,159)	(8,467)	Interest expense and finance cost	(21,752)	(21,585)	(18,950)	17,518	4,426	10,483	Gain on interest rate swap agreement	2,310	—	—
The Partnership follows the accounting guidance for derivative instruments which requires disclosure that establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

The Partnership's interest rate swap agreements, entered into pursuant to its loan agreements, are based on LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparable, interest rates, yield curves and other items that allow value to be determined. Fair value of the interest rate swaps is determined using a discounted cash flow method based on market-base LIBOR swap yield curves. The fair value of the Partnership's interest rate swaps is the estimated value of the swap agreements at the reporting date, taking into account current interest rates and the forward yield curve and the creditworthiness of the Partnership and its counterparties.

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Derivatives	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2010	$(32,505)	—	$(32,505)	—
December 31, 2011	$(12,677)	—	$(12,677)	—
As of December 31, 2011, the interest rate swaps as presented in the table below qualify as a cash flow hedge and the changes in their fair value are recognized in accumulated other comprehensive income/(loss).

Bank	Currency	Notional Amount	Fixed rate	Trade date	Value date	Maturity date	Fair market value as of December 31, 2011
HSH Nordbank AG	USD	20,500	4.9250%	09.20.2007	09.24.2007	06.29.2012	(445)
HSH Nordbank AG	USD	46,000	3.5250%	03.25.2008	03.27.2008	03.27.2013	(1,636)
HSH Nordbank AG	USD	11,500	3.8950%	04.24.2008	04.30.2008	03.28.2013	(463)
HSH Nordbank AG	USD	20,000	4.5200%	06.13.2008	06.17.2008	06.28.2012	(394)
HSH Nordbank AG	USD	28,000	4.6100%	06.13.2008	06.17.2008	03.28.2013	(1,379)
HSH Nordbank AG	USD	22,000	4.0990%	08.14.2008	08.20.2008	03.28.2013	(944)

Total derivative instruments fair value							(5,261)

Since July 1, 2011 eight interest rate swaps of the Partnership, as disclosed to the table below, do not qualify as a cash flow hedges any longer. As a result the amount of $11,920, which was part of the Partnership's accumulated other comprehensive loss (“OCL”) as of June 30, 2011, attributable to ineffective hedges and is being amortized over their respective remaining term up to their maturity dates (June 2012) and are being recognized in the Partnership's consolidated statements of income by using the effective interest rate method.

Bank	Currency	Notional Amount	Fixed rate	Trade date	Value date	Maturity date	Fair market value as of December 31, 2011
HSH Nordbank AG	USD	30,000	5.1325%	02.20.2007	04.04.2007	06.29.2012	(682)
HSH Nordbank AG	USD	56,000	5.1325%	02.20.2007	05.08.2007	06.29.2012	(1,274)
HSH Nordbank AG	USD	56.000	5.1325%	02.20.2007	07.13.2007	06.29.2012	(1,274)
HSH Nordbank AG	USD	56,000	5.1325%	02.20.2007	09.20.2007	06.29.2012	(1,274)
HSH Nordbank AG	USD	56,000	5.1325%	02.20.2007	09.28.2007	06.29.2012	(1,274)
HSH Nordbank AG	USD	24,000	5.1325%	02.20.2007	01.29.2008	06.29.2012	(546)
HSH Nordbank AG	USD	24,000	5.1325%	02.20.2007	01.29.2008	06.29.2012	(546)
HSH Nordbank AG	USD	24,000	5.1325%	02.20.2007	08.20.2008	06.29.2012	(546)

Total derivative instruments fair value							(7,416)

For the year ended December 31, 2011 the Partnership recorded an expense of $5,956 from the above amortization. Additionally, for the year ended December 31, 2011, the Partnership recorded a gain of $8,266 as a result from the change in the fair value of these eight interest rate swaps. The net result of the accumulated OCL amortization and the change of the fair value of the eight swap agreements of $2,310 is presented under other non operating income (expense) net as a “Gain on interest rate swap agreement” in the Partnership's consolidated statements of income for the year ended December 31, 2011.